Convertible Notes Payable (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Convertible Notes Payable

Convertible notes payable consisted of the following at:

	December 31,
	2014	2015
Current maturities:
Various convertible notes payable issued during 2013 with interest rates ranging from 2.16% to 4.68% annually, due during 2015	$310,350	$—
Discount on notes payable, current	(6,076)	—

Convertible notes payable, current portion (net of discount)	$304,274	$—

Long-term maturities:
Convertible note payable issued during 2014 to Ligand as part of the Master License Agreement with a 5% annual interest rate, due during 2016 (subsequently amended to 2017)	$2,500,000	$2,500,000
Discount on notes payable, long-term	(1,235,886)	(348,460)

Convertible notes payable, long-term (net of discount)	$1,264,114	$2,151,540